17. RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SACDE [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]			$ 1
Total related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	33	49	69
CTB [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	2	1
Transener [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]			1
TGS [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	20	29	51
Greenwind [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	1	1
Refinor [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	10	18	16
OCP [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]
Foundation [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]
Salaverri, Dellatorre, Burgio & Wetzler [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]
Other [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]

[1]	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.